Schedule of Investments (unaudited)
December 31, 2025
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 93.2%
California — 90.2%
Alameda, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series A, Refunding Step bond (0.000% to 10/1/37 then 5.375%)	0.000%	10/1/49	$10,000,000	$5,643,304
Burbank-Glendale-Pasadena, CA, Airport Authority Revenue:
Series B	5.250%	7/1/49	1,500,000	1,565,439 (a)
Series B, AG	4.500%	7/1/54	2,000,000	1,926,386 (a)
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
CAB, Series B, Refunding	0.000%	6/1/55	7,295,000	1,445,381
Refunding	5.000%	6/1/40	5,000,000	4,884,360
Series B, Refunding	5.000%	6/1/50	860,000	803,593
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	11/1/35	2,595,000	2,826,482 (b)(c)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/33	2,500,000	2,655,259 (b)(c)
Clean Energy Project, Green Bonds, Series D	5.000%	9/1/32	12,610,000	13,695,571 (b)(c)
Clean Energy Project, Green Bonds, Series F	5.000%	11/1/32	5,000,000	5,408,662 (b)(c)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	2,200,000	2,415,929
California State Community College Financing Authority Revenue:
Orange Coast College Project, Series 2018	5.000%	5/1/31	825,000	860,709
Orange Coast College Project, Series 2018	5.000%	5/1/33	600,000	623,569
Orange Coast College Project, Series 2018	5.000%	5/1/34	800,000	829,588
Orange Coast College Project, Series 2018	5.000%	5/1/37	1,000,000	1,029,492
Orange Coast College Project, Series 2018	5.250%	5/1/43	500,000	509,671
California State Community Housing Agency Essential Housing Revenue:
Aster, Series A-1	4.000%	2/1/56	1,100,000	915,332 (d)
Fountains at Emerald Park, Series A	3.000%	8/1/56	7,775,000	5,299,091 (d)
The Arbors, Series A	5.000%	8/1/50	4,350,000	4,074,087 (d)
California State EFA Revenue:
University of Pacific	5.000%	11/1/53	4,000,000	4,160,844
University of Redlands, Series A, Refunding	5.000%	10/1/35	1,000,000	1,000,303
University of Redlands, Series A, Refunding	5.000%	10/1/37	425,000	425,995
California State Enterprise Development Authority Revenue:
Provident Group - Pomona Properties LLC Project, Series A, Refunding	5.000%	1/15/39	650,000	699,460
Provident Group - Pomona Properties LLC Project, Series A, Refunding	5.000%	1/15/45	1,000,000	1,022,334
Provident Group - SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/40	1,000,000	1,036,056
Provident Group - SDSU Properties LLC, M@College Project, Series A	5.000%	8/1/57	400,000	403,291
California State Health Facilities Financing Authority Revenue:
Episcopal Communities & Services, Series B	5.000%	11/15/38	1,500,000	1,615,698
Episcopal Communities & Services, Series B	5.000%	11/15/43	1,500,000	1,549,642
Episcopal Communities & Services, Series B	5.250%	11/15/53	1,000,000	1,023,435
Episcopal Communities & Services, Series B	5.250%	11/15/58	1,500,000	1,530,235
LA BioMed, Series 2018	5.000%	9/1/37	1,845,000	1,884,348
LA BioMed, Series 2018	5.000%	9/1/43	2,730,000	2,735,531
LA BioMed, Series 2018	5.000%	9/1/48	4,850,000	4,716,327
California State HFA Revenue:
Series A	4.250%	1/15/35	2,694,073	2,787,623
Series L	5.200%	12/1/27	3,250,000	3,302,676 (d)
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Infrastructure & Economic Development Bank Revenue:
Adventist Health Energy Projects, Series A	5.250%	7/1/49	$2,000,000	$2,046,164
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/51	1,250,000	1,138,305
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/47	2,300,000	2,338,183
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/54	1,250,000	1,264,449
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/57	5,000,000	5,040,858
Senior National Charter School Revolving Loan, Series B	5.000%	11/1/59	1,000,000	1,008,685
Wonderful Foundations Charter School Projects, Series 2021	5.000%	1/1/56	1,740,000	1,495,616 (d)
Wonderful Foundations Charter School Projects, Unrefunded	4.125%	1/1/35	455,000	439,714 (d)
Wonderful Foundations Charter School Projects, Unrefunded	5.000%	1/1/55	2,920,000	2,522,154 (d)
California State MFA Educational Facilities Revenue, Westside Neighborhood School Project, Series 2024	6.375%	6/15/64	2,000,000	2,106,150 (d)
California State MFA Revenue:
Ascent 613 Project, Series A	5.000%	1/1/38	1,000,000	1,028,322 (d)
Ascent 613 Project, Series A	5.250%	1/1/45	1,000,000	1,003,818 (d)
Ascent 613 Project, Series A	5.375%	1/1/55	1,000,000	983,877 (d)
Bay Village Apartments Series A	6.200%	11/1/37	4,000,000	4,060,956
Bayside Apartment Homes, Series A	6.375%	8/1/37	3,200,000	3,309,779 (d)
Bethany Home Project, CMI	5.000%	11/15/42	5,500,000	5,917,053
California Institute of the Arts, Series 2021	3.000%	10/1/41	960,000	793,765
Caritas Project, Social Bonds, Series A	5.250%	8/15/53	900,000	929,227
Caritas Project, Social Bonds, Series A	5.250%	8/15/58	800,000	823,980
Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/49	1,225,000	1,253,938
Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/54	1,800,000	1,831,854
Caritas Project, Social Bonds, Series A, Refunding	5.000%	8/15/59	2,850,000	2,888,325
CHF-Davis I, LLC, UCR Dundee-Glasgow Student Housing Project, Series 2018	5.000%	5/15/40	500,000	510,043
CHF-Davis II, LLC, Orchard Park Student Housing Project, Series 2021, BAM	3.000%	5/15/51	9,250,000	6,960,002
Community Medical Centers, Series A, Refunding	5.000%	2/1/47	3,400,000	3,408,936
Gibson Drive Apartments Project, Series A, FNMA - Collateralized	4.450%	12/1/42	5,000,000	5,045,342
Humangood Obligated Group, Series A, Refunding	4.000%	10/1/44	5,000,000	4,586,595
Mt. San Antonio Gardens Project, Series A	4.000%	11/15/42	295,000	269,480
Mt. San Antonio Gardens Project, Series A	4.000%	11/15/52	750,000	609,694
Mt. San Antonio Gardens Project, Series A	4.000%	11/15/56	750,000	596,194
Palomar Health, COP, Series A, Refunding, AG	5.250%	11/1/52	6,000,000	5,925,844
PRS-California Obligated Group Projects, Series A, Refunding	5.000%	4/1/49	2,100,000	2,125,524
Saint Ignatius College Preparatory, Series A	5.000%	9/1/54	3,000,000	3,089,810
Terry Manor Apartments, Series A, FNMA - Collateralized HUD Section 8	4.200%	8/1/40	7,425,000	7,597,276
Turning Point School, Refunding	5.500%	6/1/54	1,085,000	1,012,644 (d)
Woodchase Apartment Homes, Series A	6.100%	12/1/37	1,500,000	1,506,369
California State MFA Special Finance Agency Essential Housing Revenue:
Elan Huntington Beach, Series 2021 A-1	3.000%	8/1/56	2,000,000	1,375,002 (d)
Mix at CTR City, Social Bonds, Series A	4.000%	4/1/56	3,500,000	2,635,674 (d)
The Breakwater Apartments, Series 2021 A-1	3.000%	8/1/56	2,500,000	1,686,289 (d)
California State MFA, Special Tax Revenue:
Esplanade at Turkey Creek, Series 2025	5.000%	9/1/40	600,000	624,911
Improvement Area No 1, Series 2024	5.000%	9/1/39	400,000	419,098
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Improvement Area No 1, Series 2024	5.000%	9/1/44	$750,000	$767,098
Improvement Area No 1, Series 2024	5.000%	9/1/44	900,000	921,453
Improvement Area No 1, Series 2024	5.000%	9/1/49	1,250,000	1,261,003
Improvement Area No 1, Series 2024	5.000%	9/1/49	785,000	800,806
Improvement Area No 1, Series 2024	5.000%	9/1/54	750,000	756,284
Improvement Area No 1, Series 2024	5.000%	9/1/39	575,000	603,602
Improvement Area No 1, Series 2025	5.000%	9/1/40	465,000	484,306
Improvement Area No 2, Series 2025	5.000%	9/1/40	225,000	233,953
Series A	4.000%	9/1/41	660,000	638,886
Series A	5.000%	9/1/48	375,000	380,746
Series A	5.125%	9/1/54	1,000,000	1,013,101
Series B	4.000%	9/1/35	660,000	661,795
Series B	5.000%	9/1/40	750,000	781,139
Series B	5.000%	9/1/40	300,000	313,614
Series B	4.000%	9/1/43	1,070,000	994,696
Series B	5.500%	9/1/43	600,000	633,902
Series B	5.750%	9/1/53	1,850,000	1,954,560
California State PCFA Water Furnishing Revenue:
Poseidon Resources Desalination Project	5.000%	11/21/45	10,000,000	10,004,675 (a)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	2,250,000	2,314,221 (d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	11/21/45	2,140,000	2,165,918 (d)
California State School Finance Authority Revenue:
Alliance for College Ready Public Schools Project, Series A, Refunding	5.000%	7/1/51	1,570,000	1,546,307 (d)
Aspire Public School, Series A	5.000%	8/1/42	1,000,000	1,003,073 (d)
Aspire Public School, Series A	5.000%	8/1/50	3,000,000	2,894,845 (d)
Aspire Public School, Series A	5.000%	8/1/61	2,365,000	2,231,374 (d)
Classical Academy, Series A	5.000%	10/1/40	215,000	217,861 (d)
Classical Academy, Series A	5.000%	10/1/50	3,000,000	2,898,412 (d)
Community High School Foundation Inc., Series 2017	5.000%	6/1/53	1,250,000	1,288,936 (d)(e)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/47	470,000	434,079 (d)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/53	1,100,000	983,894 (d)
Fortune School of Education, Series A	5.125%	6/1/59	1,500,000	1,341,734 (d)
Granada Hills Charter	5.000%	7/1/54	4,120,000	3,964,676 (d)
Granada Hills Charter, Series A	5.000%	7/1/64	1,500,000	1,431,902 (d)
Green Dot Public Schools, Series A	5.000%	8/1/38	1,000,000	1,021,308 (d)
Green Dot Public Schools, Series A	5.000%	8/1/45	1,500,000	1,499,921 (d)
Green Dot Public Schools, Series A	5.000%	8/1/48	5,250,000	5,250,025 (d)
Green Dot Public Schools, Series A, Refunding	5.750%	8/1/52	1,500,000	1,563,497 (d)
Hawking Steam Charter School Project	5.500%	7/1/62	1,000,000	978,916 (d)
KIPP LA Project, Series A	5.000%	7/1/45	1,500,000	1,497,538 (d)
KIPP LA Project, Series A	4.000%	7/1/50	2,275,000	1,928,529 (d)
Vista Charter Public School, Series A	4.000%	6/1/61	3,000,000	2,228,552 (d)
California State, GO, Various Purpose, Refunding	5.000%	10/1/45	5,575,000	5,968,296
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
Anaheim Social Bond, Series A-2	3.250%	4/1/57	3,000,000	2,164,212 (d)
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
City of Orange, Social Bond, Series A-2	3.000%	3/1/57	$8,110,000	$5,506,717 (d)
Dublin, Social Bonds, Series A-2	3.000%	2/1/57	7,800,000	5,364,459 (d)
Jefferson-Anaheim, Social Bonds	2.875%	8/1/41	1,930,000	1,787,408 (d)
Jefferson-Anaheim, Social Bonds	3.125%	8/1/56	2,775,000	2,074,453 (d)
Parallel-Anaheim, Social Bonds, Series A	4.000%	8/1/56	3,185,000	2,850,364 (d)
Pasadena Portfolio Social Bond, Series A-2	3.000%	12/1/56	3,350,000	2,351,375 (d)
Pasadena, Social Bonds	2.650%	12/1/46	1,310,000	1,098,322 (d)
California Statewide CDA Revenue:
Baptist University, Series A, Refunding	5.000%	11/1/32	720,000	733,412 (d)
Baptist University, Series A, Refunding	5.000%	11/1/41	1,535,000	1,538,485 (d)
Community Infrastructure Program, Series B-1	5.000%	9/2/44	1,890,000	1,943,955
Community Infrastructure Program, Series B-1	5.000%	9/2/49	1,685,000	1,705,778
Front Porch Communities & Services, Series A, Refunding	4.000%	4/1/47	1,815,000	1,598,128
Lancer Educational Student Housing Project, Series A	3.000%	6/1/29	485,000	471,383 (d)
Lancer Educational Student Housing Project, Series A	5.000%	6/1/34	375,000	386,292 (d)
Lancer Educational Student Housing Project, Series A	5.000%	6/1/39	475,000	481,057 (d)
Lancer Educational Student Housing Project, Series A	5.000%	6/1/51	1,440,000	1,360,006 (d)
Loma Linda University Medical Center, Series A	5.250%	12/1/56	2,000,000	2,001,625 (d)
Methodist Hospital of Southern California	4.250%	1/1/43	3,450,000	3,457,825
Methodist Hospital of Southern California	5.000%	1/1/43	2,195,000	2,244,753
Methodist Hospital of Southern California	5.000%	1/1/48	7,000,000	7,097,919
California Statewide CDA, Special Tax Revenue:
Improvement Area No 4, Series 2024	5.000%	9/1/55	2,400,000	2,432,382
Improvement Area No 4, Series A	4.750%	9/2/40	1,300,000	1,350,264
Improvement Area No 4, Series B	5.000%	9/2/40	700,000	736,277
Ceres, CA, USD, GO:
CAB, Series 2017, Refunding, BAM	0.000%	8/1/38	1,000,000	599,159
CAB, Series 2017, Refunding, BAM	0.000%	8/1/39	1,075,000	608,452
Chabot-Las Positas, CA, Community College District, GO, Series C	5.250%	8/1/48	7,000,000	7,515,929
Chino, CA, Community Facilities District, Special Tax Revenue:
Improvement Area No 9	5.250%	9/1/42	1,585,000	1,676,038
Improvement Area No 9	5.375%	9/1/47	1,615,000	1,682,099
Improvement Area No 9	5.375%	9/1/52	2,000,000	2,068,633
Series 2025	5.000%	9/1/40	660,000	695,796
City of San Diego, CA, Tobacco Settlement Revenue Funding Corp. Revenue, Series C, Refunding	4.000%	6/1/32	220,000	222,113
Corona, CA, Community Facilities District, Special Tax Revenue:
Improvement Area No 2, Series 2024	5.000%	9/1/44	725,000	746,737
Improvement Area No 2, Series 2024	5.000%	9/1/49	1,600,000	1,623,122
Improvement Area No 2, Series 2024	5.000%	9/1/54	1,600,000	1,614,828
County of San Bernardino, CA, Special Tax Revenue, Series 2014, Refunding	5.000%	9/1/33	2,500,000	2,505,777
County of San Francisco, CA, Infrastructure and Revitalization Financing District No 1, Tax Increment Revenue, Series A	5.000%	9/1/52	1,300,000	1,263,244 (d)
Dixon, CA, Special Tax Revenue:
Series 2020	4.000%	9/1/33	425,000	432,358
Series 2020	4.000%	9/1/36	175,000	176,115
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Series 2020	4.000%	9/1/45	$2,000,000	$1,815,934
Dublin, CA, Special Tax Revenue, Improvement Area No 5, Series 2023	5.375%	9/1/51	1,225,000	1,265,635
Eastern Municipal Water District, CA, Special Tax Revenue:
Series 2025	5.000%	9/1/50	500,000	507,508
Series 2025	5.125%	9/1/55	500,000	510,598
El Rancho, CA, USD, GO, Series A, BAM	5.750%	8/1/48	1,500,000	1,692,386
Fillmore, CA, Special Tax Revenue, Series 2023	5.000%	9/1/43	1,095,000	1,131,870
Folsom Ranch Financing Authority, CA, Special Tax Revenue:
Series 2024	5.000%	9/1/49	1,200,000	1,222,455
Series 2024	5.000%	9/1/54	2,770,000	2,809,364
Fontana, CA, Special Tax Revenue:
Series 2020	4.000%	9/1/36	550,000	556,318
Series 2024	5.000%	9/1/44	1,000,000	1,026,382
Series 2024	5.000%	9/1/49	1,160,000	1,173,482
Series 2024	5.000%	9/1/54	1,500,000	1,508,632
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	5,000,000	4,939,279
Hartnell, CA, Community College District, GO, CAB:
Series A, Refunding	0.000%	8/1/35	1,000,000	676,702
Series A, Refunding	0.000%	8/1/36	4,750,000	3,066,634
Series A, Refunding	0.000%	8/1/37	3,500,000	2,148,414
Hastings, CA, Campus State Housing Finance Authority Revenue, Green Bonds, Series A	5.000%	7/1/61	2,500,000	2,253,297 (d)
Hemet, CA, Special Tax Revenue:
Series 2025	5.000%	9/1/45	725,000	747,929
Series 2025	5.000%	9/1/50	1,090,000	1,111,249
Hesperia, CA, Special Tax Revenue, Series 2025	5.000%	9/1/50	750,000	758,609
Imperial, CA, Community College District, GO:
Series A, AG	5.000%	8/1/48	1,500,000	1,574,382
Series A, AG	5.250%	8/1/53	1,500,000	1,590,626
Imperial, CA, Irrigation District Electric System Revenue, Refunding	5.000%	11/1/50	3,000,000	3,190,177
Indio, CA, State Finance Authority Revenue, Lease Bonds, Series A, Refunding, BAM	5.250%	11/1/42	4,000,000	4,399,912
Irvine, CA, USD, Special Tax Revenue:
Series A	5.000%	9/1/42	395,000	399,814
Series A	5.000%	9/1/47	190,000	191,096
Series B	5.000%	9/1/42	995,000	1,003,462
Series C	5.000%	9/1/47	995,000	1,001,373
Liberty, CA, Union High School District, GO, Series B	3.000%	8/1/41	1,670,000	1,458,270
Lincoln, CA, Special Tax Revenue, Series 2025	5.000%	9/1/45	650,000	665,306
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/28	5,000,000	5,355,338
Long Beach, CA, Community College District, GO:
CAB, Series B, Refunding	0.000%	8/1/33	625,000	500,456
CAB, Series B, Refunding	0.000%	8/1/34	1,500,000	1,157,001
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Long Beach, CA, Marina System Revenue:
Series 2025, Refunding	5.000%	5/15/41	$1,000,000	$1,092,820
Series 2025, Refunding	5.000%	5/15/42	1,130,000	1,220,262
Series 2025, Refunding	5.000%	5/15/43	1,125,000	1,198,983
Series 2025, Refunding	5.000%	5/15/44	1,000,000	1,056,941
Series 2025, Refunding	5.000%	5/15/45	750,000	786,955
Long Beach, CA, USD, GO:
CAB, Series D-1	0.000%	8/1/37	1,000,000	611,307
Series D-1	3.000%	8/1/48	4,600,000	3,541,026
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series 2022	5.000%	7/1/46	7,000,000	7,223,717
Series 2022, Refunding	5.000%	7/1/52	5,715,000	5,855,696
Series 2025, Refunding	5.000%	7/1/50	2,000,000	2,080,026
Los Angeles, CA, Revenue, Jordan Downs Phase 1B Apartments, Series A, FNMA	3.600%	7/1/39	4,737,661	4,539,986
Menifee, CA, Special Tax Revenue, Series 2025	5.000%	9/1/46	625,000	645,757
Montebello, CA, USD, GO:
Series B, AG	5.000%	8/1/44	1,975,000	2,085,958
Series B, AG	5.000%	8/1/50	3,000,000	3,110,086
Moreno Valley, CA, Community Facilities District, Special Tax Revenue:
Series 2025	5.000%	9/1/40	890,000	932,174
Series 2025	5.000%	9/1/40	500,000	520,693
M-S-R Energy Authority, CA, Natural Gas Revenue, Series A	6.500%	11/1/39	6,000,000	7,386,631
Murrieta, CA, USD, GO, CAB, AG	0.000%	9/1/31	2,000,000	1,705,496
Newport Beach, CA, Special Assessment Revenue:
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.000%	9/2/31	250,000	260,872
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.000%	9/2/32	250,000	261,277
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.000%	9/2/33	200,000	207,990
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	4.125%	9/2/38	575,000	586,649
Assessment District No 124, Limited Obligation Improvement Bonds, Series A	5.000%	9/2/43	650,000	676,172
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/30	6,000,000	6,398,777 (b)(c)
Oakland, CA, Special Tax Revenue, Brooklyn Basin Facilities & Services	5.250%	9/1/50	800,000	822,206
Ontario, CA, Special Tax Revenue, Neuhouse Phase 2	5.000%	9/1/45	760,000	777,897
Orange County, CA, Community Facilities District, Special Tax Revenue, Rienda Phase 2b, Series A	5.500%	8/15/48	1,450,000	1,517,059
Poway, CA, USD, Community Facilities District No 15, Improvement Area D, BAM	5.250%	9/1/52	2,500,000	2,607,258
Rancho Cordova, CA, Special Tax Revenue:
Improvement Area No 2, Series 2024	5.000%	9/1/44	1,545,000	1,591,322
Improvement Area No 2, Series 2024	5.000%	9/1/49	1,960,000	1,998,073
Improvement Area No 3, Series 2025	5.000%	9/1/40	280,000	292,259
Improvement Area No 3, Series 2025	5.000%	9/1/45	585,000	595,588
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2023-1	4.500%	9/1/44	1,650,000	1,590,106
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Riverside County, CA, Redevelopment Successor Agency, Tax Increment Revenue:
Convertible CAB, Series B, Refunding, BAM	5.000%	10/1/26	$500,000	$509,136
Convertible CAB, Series B, Refunding, BAM	5.000%	10/1/37	1,010,000	1,023,468
Convertible CAB, Series B, Refunding, BAM	5.000%	10/1/41	1,990,000	2,005,025
Riverside, CA, Special Tax Revenue:
Improvement Area No 1, Series 2024	5.000%	9/1/39	370,000	390,139
Improvement Area No 1, Series 2024	5.000%	9/1/44	690,000	709,138
Improvement Area No 1, Series 2024	5.000%	9/1/49	1,050,000	1,065,735
Improvement Area No 1, Series 2024	5.000%	9/1/54	1,265,000	1,279,633
Series 2025	5.000%	9/1/40	575,000	595,598
Romoland, CA, School District, Special Tax Revenue, Improvement Area No 2, Series 2025	5.000%	9/1/55	700,000	709,228
Root Creek, CA, Water District Community Facilities District No 2016-1, Special Tax Revenue:
Improvement Area No 3, Series 2025	5.000%	9/1/35	565,000	595,274
Improvement Area No 3, Series 2025	5.000%	9/1/40	455,000	474,557
Improvement Area No 3, Series 2025	5.125%	9/1/45	975,000	996,260
Improvement Area No 3, Series 2025	5.250%	9/1/55	1,000,000	1,018,966
Roseville, CA, Special Tax Revenue:
Series 2019	5.000%	9/1/39	465,000	481,762
Series 2023	5.000%	9/1/43	735,000	759,266
Series 2023	5.000%	9/1/48	850,000	867,951
Series 2023	5.000%	9/1/53	1,000,000	1,014,122
Sacramento County, CA, Airport System Subordinate Revenue, Series D, AG	5.250%	7/1/55	3,120,000	3,246,161 (a)
Sacramento, CA, Special Tax Revenue, Improvement Area No 1, Series 2021	4.000%	9/1/46	600,000	540,394
San Diego County, CA, Housing Authority Revenue, Series E, FHLMC - Collateralized HUD Section 8	4.200%	6/1/40	7,425,000	7,491,681
San Diego, CA, Community Facilities District No 3, Special Tax Revenue, Liberty Station, Series 2013, Refunding	5.000%	9/1/36	965,000	966,046
San Francisco City & County, CA, Redevelopment Agency Successor Agency, Special Tax Revenue, Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/39	1,000,000	1,143,956
San Francisco City & County, CA, Special Tax Revenue:
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/40	1,100,000	1,249,665
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/41	1,250,000	1,406,204
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/42	1,000,000	1,113,869
Mission Bay South Public Improvements, Series 2023, Refunding, AG	5.250%	8/1/43	1,000,000	1,102,932
San Francisco, CA, Bay Area Rapid Transit District, Series A	3.000%	7/1/44	3,000,000	2,472,490
San Francisco, CA, Bay Area Rapid Transit District, GO:
Green Bonds, Series B-1	3.000%	8/1/49	6,365,000	4,841,700
Green Bonds, Series F-1	3.000%	8/1/38	4,280,000	4,032,685
San Francisco, CA, City & County Airport Commission of International Airport Revenue:
Series A, Refunding	5.250%	5/1/49	1,000,000	1,040,753 (a)
Series D, Refunding	5.250%	5/1/55	5,000,000	5,183,727 (a)
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco, CA, City & County Public Utilities Commission Revenue, Series A, Refunding	5.000%	11/1/53	$7,000,000	$7,309,382
San Luis Obispo County, CA, Financing Authority Revenue, Series A, Refunding	5.500%	11/15/47	1,885,000	2,061,350
South Tahoe, CA, Joint Powers Financing Authority, Lease Revenue:
Series A	5.250%	10/1/48	3,500,000	3,786,817
Series A	5.250%	10/1/53	4,000,000	4,292,333
Sweetwater Union High School District, CA, School Facilities Improvement, GO, Series A	5.000%	8/1/52	6,500,000	6,734,616
Temecula, CA, Public Financing Authority, Special Tax Revenue, Series 2025	5.000%	9/1/40	250,000	261,746
Temescal, CA, Special Tax Revenue:
Improvement Area No 3, Series 2024	5.000%	9/1/44	600,000	621,900
Improvement Area No 3, Series 2024	4.000%	9/1/49	1,415,000	1,266,315
Improvement Area No 3, Series 2024	5.000%	9/1/54	1,185,000	1,202,680
Temescal, CA, Valley Water District, Special Tax Revenue, Improvement Area No 3, Series 2024	5.000%	9/1/39	615,000	665,113
Vernon, CA, Electric System Revenue, Series A, Refunding	5.000%	8/1/35	1,440,000	1,529,547
Total California				526,789,515
Guam — 0.3%

Port Authority of Guam Revenue, Port Revenue Bonds, Series A	5.000%	7/1/48	1,500,000	1,507,504
New Hampshire — 1.5%

National Finance Authority, NH, Series A-California	3.810%	7/20/39	8,921,264	8,725,627 (c)
Puerto Rico — 0.4%

Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	2,750,000	2,668,508
Washington — 0.8%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	4,300,000	4,781,856

Total Municipal Bonds (Cost — $550,247,720)				544,473,010
Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 5.4%
California — 5.4%
California State Public Works Board, Lease Revenue, Various Capital Projects, Series B	5.000%	11/1/39	10,915,000	12,302,753
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G	5.000%	5/15/47	9,000,000	9,200,602
Los Angeles International Airport, Subordinated, Series A, Refunding	5.000%	5/15/44	10,000,000	10,129,489

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $31,034,955)				31,632,844
Collateralized Mortgage Obligations(g) — 2.6%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2024-ML25 ACA	3.427%	11/25/38	4,931,292	4,650,951 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily VRD Certificates, M054 A	2.350%	12/15/35	955,000	790,516
Freddie Mac Multifamily Certificates Revenue, Series A	3.350%	11/25/33	9,902,516	9,525,839

Total Collateralized Mortgage Obligations (Cost — $14,932,260)				14,967,306
Total Investments before Short-Term Investments (Cost — $596,214,935)				591,073,160
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

 Franklin California Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value
Short-Term Investments — 0.8%
Money Market Funds — 0.7%
Putnam Government Money Market Fund, Class P Shares (Cost — $4,301,053)	3.520%		4,301,053	$4,301,053 (h)(i)
		Maturity Date	Face Amount
U.S. Treasury Bills — 0.1%
U.S. Treasury Bills (Cost — $592,934)	3.277%	1/20/26	$600,000	598,941 (j)

Total Short-Term Investments (Cost — $4,893,987)				4,899,994
Total Investments — 102.0% (Cost — $601,108,922)				595,973,154
TOB Floating Rate Notes — (3.5)%				(20,480,000)
Other Assets in Excess of Other Liabilities — 1.5%				8,635,393
Total Net Assets — 100.0%				$584,128,547

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Rate shown is one-day yield as of the end of the reporting period.
(i)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated Companies was $4,301,053 and the cost was $4,301,053 (Note 2).

(j)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
CMI	—	California Mortgage Insurance Program — Insured Bonds
COP	—	Certificates of Participation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
MFA	—	Municipal Finance Authority
PCFA	—	Pollution Control Financing Authority
USD	—	Unified School District
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Franklin California Municipal Income ETF
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	167	3/26	$20,148,066	$19,706,000	$442,066
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin California Municipal Income ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin California Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam California Tax Exempt Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 24, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 24, 2025 are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on October 27, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax and California personal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things,

Franklin California Municipal Income ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$544,473,010	—	$544,473,010
Municipal Bonds Deposited in Tender Option Bond Trusts	—	31,632,844	—	31,632,844
Collateralized Mortgage Obligations	—	14,967,306	—	14,967,306
Total Long-Term Investments	—	591,073,160	—	591,073,160
Short-Term Investments†:
Money Market Funds	$4,301,053	—	—	4,301,053
U.S. Treasury Bills	—	598,941	—	598,941
Total Short-Term Investments	4,301,053	598,941	—	4,899,994
Total Investments	$4,301,053	$591,672,101	—	$595,973,154
Other Financial Instruments:
Futures Contracts††	$442,066	—	—	$442,066
Total	$4,743,119	$591,672,101	—	$596,415,220

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin California Municipal Income ETF 2025 Quarterly Report

2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended December 31, 2025. The following transactions were effected in such company for the period ended December 31, 2025.

	Affiliate Value at September 30, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	$—	$45,805,929	45,805,929	$41,504,876	41,504,876	—	$35,619	—	$4,301,053
Putnam Short Term Investment Fund, Class P Shares	3,843,562	21,897,414	21,897,414	25,740,976	25,740,976	—	17,659	—	—
	$3,843,562	$67,703,343		$67,245,852		—	$53,278	—	$4,301,053

Franklin California Municipal Income ETF 2025 Quarterly Report